Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)(2)		Compensation Actually Paid to PEO ($)(3)		Average Summary Compensation Table Total for non-PEO NEOs ($)(1)	Average Compensation Actually Paid to non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return ($)(4)	Net Income (loss) ($ in thousands)(5)
	PEO1	PEO2	PEO1	PEO2
2023	1,486,671	1,312,421	(85)	764,028	862,824	461,716	$19.88	(82,095)
2022	4,061,403	—	(1,719,739)	—	1,572,368	(313,960)	$38.51	172,167
2021	6,026,822	—	6,554,832	—	2,203,653	2,312,710	$133.13	(173,236)

Company Selected Measure Name	Net income (loss)
Named Executive Officers, Footnote	PEO1 for each year reported was Mike Sherman, PEO2 for 2023 was Mike Andriole. The non-PEO NEOs for 2023 were Michael A. Alrutz, Ph.D., J.D. and Allen S. Melemed, M.D. The non-PEO NEOs for 2022 and 2021 were Mike Andriole and Allen S. Melemed, M.D
Adjustment To PEO Compensation, Footnote	The reported dollar amounts represent the amount of “compensation actually paid” to PEO1 and PEO2 and the average amount of “compensation actually paid” to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the compensation actually paid:

Summary Compensation Table Total	PEO1	PEO2	Average of Non-PEO NEOs
	2023	2023	2023
	1,486,671	1,312,421	862,824
Deduct: Grant Date Fair Value of Equity Awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	961,623	492,416	244,105
Add: Year-End Fair Value of Equity Awards Granted in the Year	353,236	246,830	89,668
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	(634,755)	(219,881)	(176,242)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(342,262)	(117,073)	(95,470)
Add: Change in Fair Value of Equity Awards Granted and Vested in the Year	98,648	34,147	25,041
Compensation Actually Paid	(85)	764,028	461,716

Non-PEO NEO Average Total Compensation Amount	$ 862,824	$ 1,572,368	$ 2,203,653
Non-PEO NEO Average Compensation Actually Paid Amount	$ 461,716	(313,960)	2,312,710
Adjustment to Non-PEO NEO Compensation Footnote	The reported dollar amounts represent the amount of “compensation actually paid” to PEO1 and PEO2 and the average amount of “compensation actually paid” to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the compensation actually paid:

Summary Compensation Table Total	PEO1	PEO2	Average of Non-PEO NEOs
	2023	2023	2023
	1,486,671	1,312,421	862,824
Deduct: Grant Date Fair Value of Equity Awards as reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	961,623	492,416	244,105
Add: Year-End Fair Value of Equity Awards Granted in the Year	353,236	246,830	89,668
Add: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year	(634,755)	(219,881)	(176,242)
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	(342,262)	(117,073)	(95,470)
Add: Change in Fair Value of Equity Awards Granted and Vested in the Year	98,648	34,147	25,041
Compensation Actually Paid	(85)	764,028	461,716

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS COMPANY TSR
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS NET INCOME
Total Shareholder Return Amount	$ 19.88	38.51	133.13
Net Income (Loss)	$ (82,095,000)	172,167,000	(173,236,000)
Additional 402(v) Disclosure	The amounts represent the total compensation reported for each of our PEOs for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Summary Compensation Table.”TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2020. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.
(5)Net income (loss) attributable to Chimerix as reported in the Company’s consolidated financial statements for the applicable year.

Mike Sherman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,486,671	4,061,403	6,026,822
PEO Actually Paid Compensation Amount	$ (85)	$ (1,719,739)	$ 6,554,832
PEO Name	Mike Sherman
Mike Andriole [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,312,421
PEO Actually Paid Compensation Amount	$ 764,028
PEO Name	Mike Andriole
PEO | Mike Sherman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 961,623
PEO | Mike Sherman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	353,236
PEO | Mike Sherman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(634,755)
PEO | Mike Sherman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	98,648
PEO | Mike Sherman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,262)
PEO | Mike Andriole [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	492,416
PEO | Mike Andriole [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,830
PEO | Mike Andriole [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,881)
PEO | Mike Andriole [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,147
PEO | Mike Andriole [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,073)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	244,105
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,668
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(176,242)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,041
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (95,470)